UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02589

Investment Company Act File Number

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance

Tax-Managed Growth Fund 1.0

March 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2016, the value of the Fund’s investment in the Portfolio was $798,709,903 and the Fund owned 7.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	968,896	$122,991,658
General Dynamics Corp.	103,638	13,614,924
Honeywell International, Inc.	307,475	34,452,574
Huntington Ingalls Industries, Inc.	1	137
Lockheed Martin Corp.	37,571	8,321,977
Northrop Grumman Corp.	16,117	3,189,554
Raytheon Co.	60,143	7,375,336
Rockwell Collins, Inc.	166,787	15,379,429
United Technologies Corp.	944,851	94,579,585

		$299,905,174

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	180,926	$13,430,137
FedEx Corp.	269,864	43,912,270
United Parcel Service, Inc., Class B	1,153,201	121,628,110

		$178,970,517

Auto Components — 0.3%
BorgWarner, Inc.	2,000	$76,800
Johnson Controls, Inc.	767,345	29,903,435

		$29,980,235

Automobiles — 0.1%
Daimler AG	38,000	$2,919,540
Ford Motor Co.(1)	140,000	1,890,000
Ford Motor Co.	196,080	2,647,080
Harley-Davidson, Inc.	800	41,064

		$7,497,684

Banks — 6.0%
Bank of America Corp.	1,884,063	$25,472,532
Bank of Montreal	4	243
BB&T Corp.	1,208,302	40,200,207
Citigroup, Inc.	808,317	33,747,235
Commerce Bancshares, Inc.	23,000	1,033,850
Fifth Third Bancorp	1,152,954	19,242,802
HSBC Holdings PLC	220,592	1,372,050
HSBC Holdings PLC ADR	424	13,195
Huntington Bancshares, Inc.	85,471	815,393
ING Groep NV ADR	131,742	1,571,682
JPMorgan Chase & Co.	3,339,814	197,783,785
KeyCorp	111,718	1,233,367
M&T Bank Corp.	25,977	2,883,447
PNC Financial Services Group, Inc. (The)	71,422	6,040,159
Regions Financial Corp.	580,537	4,557,215
Societe Generale SA	460,793	17,027,206
SunTrust Banks, Inc.	324,267	11,699,553
Synovus Financial Corp.	1,565	45,244
Toronto-Dominion Bank (The)	29,644	1,278,546
U.S. Bancorp	1,857,807	75,408,386
Wells Fargo & Co.	4,290,839	207,504,974
Zions Bancorporation	38,805	939,469

		$649,870,540

Security	Shares	Value
Beverages — 3.1%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$407,154
Coca-Cola Co. (The)	3,060,678	141,984,852
Molson Coors Brewing Co., Class B	186,000	17,889,480
Monster Beverage Corp.(2)	23,832	3,178,712
PepsiCo, Inc.	1,653,824	169,483,884

		$332,944,082

Biotechnology — 4.2%
AbbVie, Inc.	1,595,392	$91,128,791
Agios Pharmaceuticals, Inc.(2)	54,880	2,228,128
Alexion Pharmaceuticals, Inc.(2)	195,015	27,149,988
Alexion Pharmaceuticals, Inc.(1)(2)	27,835	3,875,189
Amgen, Inc.	1,052,400	157,786,332
Baxalta, Inc.	24,552	991,901
Biogen, Inc.(2)	47,097	12,260,291
Celgene Corp.(2)	545,998	54,648,940
Gilead Sciences, Inc.	1,021,051	93,793,745
Vertex Pharmaceuticals, Inc.(2)	160,000	12,718,400

		$456,581,705

Building Products — 0.0%(3)
Fortune Brands Home & Security, Inc.	1,600	$89,664

		$89,664

Capital Markets — 4.0%
Affiliated Managers Group, Inc.(2)	275	$44,660
Ameriprise Financial, Inc.	208,635	19,613,776
Bank of New York Mellon Corp. (The)	451,459	16,627,235
BlackRock, Inc.	7,289	2,482,415
Charles Schwab Corp. (The)	2,745,966	76,941,967
E*TRADE Financial Corp.(2)	4,593	112,483
Franklin Resources, Inc.	980,865	38,302,778
Goldman Sachs Group, Inc. (The)	537,244	84,336,563
Invesco, Ltd.	4,040	124,311
Legg Mason, Inc.	122,902	4,262,241
LPL Financial Holdings, Inc.	76,195	1,889,636
Morgan Stanley	2,232,607	55,837,501
Northern Trust Corp.	709,098	46,211,917
State Street Corp.	769,379	45,024,059
Stifel Financial Corp.(2)	112,796	3,338,762
T. Rowe Price Group, Inc.	568,037	41,727,998
UBS AG (2)	20,928	335,266
Waddell & Reed Financial, Inc., Class A	8,833	207,929

		$437,421,497

Chemicals — 1.7%
Air Products and Chemicals, Inc.	12,258	$1,765,765
Ashland, Inc.	25,092	2,759,116
Chemours Co. (The)	138,214	967,498
Dow Chemical Co. (The)	177,703	9,037,975
E.I. du Pont de Nemours & Co.	718,836	45,516,695
Eastman Chemical Co.	1,500	108,345
Ecolab, Inc.	483,542	53,924,604
Monsanto Co.	503,295	44,159,103
PPG Industries, Inc.	235,308	26,234,489
Praxair, Inc.	3,573	408,930
Sherwin-Williams Co. (The)	10,994	3,129,662
Valspar Corp. (The)	20,000	2,140,400
Westlake Chemical Corp.	1,000	46,300

		$190,198,882

Security	Shares	Value
Commercial Services & Supplies — 0.3%
ADT Corp. (The)	8,217	$339,034
Cintas Corp.	52,914	4,752,206
Pitney Bowes, Inc.	14,270	307,376
Stericycle, Inc.(2)	139,917	17,656,126
Tyco International, PLC	96,051	3,526,032
Waste Management, Inc.	108,226	6,385,334

		$32,966,108

Communications Equipment — 0.7%
Arista Networks, Inc.(2)	108,200	$6,827,420
Arista Networks, Inc.(1)(2)	327,000	20,633,700
Brocade Communications Systems, Inc.	176,629	1,868,735
Cisco Systems, Inc.	1,472,452	41,920,708
Juniper Networks, Inc.	242,092	6,175,767
Motorola Solutions, Inc.	2,986	226,040
Nokia Oyj ADR	192	1,135
Palo Alto Networks, Inc.(2)	20,808	3,394,617

		$81,048,122

Construction & Engineering — 0.0%(3)
Jacobs Engineering Group, Inc.(2)	56,851	$2,475,861

		$2,475,861

Construction Materials — 0.0%(3)
Vulcan Materials Co.	25,199	$2,660,258

		$2,660,258

Consumer Finance — 1.5%
American Express Co.	968,298	$59,453,497
Capital One Financial Corp.	77,831	5,394,467
Discover Financial Services(1)	84,984	4,327,385
Discover Financial Services	825,067	42,012,412
LendingClub Corp.(2)	46,365	384,829
Navient Corp.	10,200	122,094
SLM Corp.(2)	10,200	64,872
Synchrony Financial(2)	1,716,548	49,196,266

		$160,955,822

Containers & Packaging — 0.0%(3)
International Paper Co.	42,000	$1,723,680

		$1,723,680

Distributors — 0.2%
Genuine Parts Co.	188,424	$18,721,809

		$18,721,809

Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	22,181	$586,022

		$586,022

Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class A(2)	453	$96,692,850
Berkshire Hathaway, Inc., Class B(2)	1,121,368	159,099,692
CBOE Holdings, Inc.	151,225	9,879,529
CME Group, Inc.	188,243	18,080,740
Intercontinental Exchange, Inc.	14,292	3,360,621
McGraw Hill Financial, Inc.	86,290	8,540,984
Moody’s Corp.	184,847	17,848,827

		$313,503,243

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	574,891	$22,518,480
CenturyLink, Inc.	5,086	162,549
Deutsche Telekom AG ADR	50,092	897,148
Frontier Communications Corp.	13,417	75,001
Verizon Communications, Inc.	419,226	22,671,742
Windstream Holdings, Inc.	11,811	90,708

		$46,415,628

Electric Utilities — 0.2%
Duke Energy Corp.	47,098	$3,799,867
Exelon Corp.	8,420	301,941
NextEra Energy, Inc.	63,830	7,553,642
Southern Co. (The)	98,717	5,106,630

		$16,762,080

Electrical Equipment — 1.2%
AMETEK, Inc.	37,403	$1,869,402
Eaton Corp. PLC	60,233	3,768,177
Emerson Electric Co.	2,019,272	109,808,011
Rockwell Automation, Inc.	122,921	13,982,264
SolarCity Corp.(2)	7,671	188,553

		$129,616,407

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,490,118	$31,128,565
Keysight Technologies, Inc.(2)	113,949	3,160,945
Knowles Corp.(2)	90,072	1,187,149
TE Connectivity, Ltd.	687	42,539

		$35,519,198

Energy Equipment & Services — 1.1%
Cameron International Corp.(2)	120	$8,046
Halliburton Co.	908,146	32,438,975
Schlumberger, Ltd.	1,206,688	88,993,240
Transocean, Ltd.	2,884	26,360

		$121,466,621

Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	876,862	$138,175,914
CVS Health Corp.	1,165,099	120,855,719
Kroger Co. (The)	147,263	5,632,810
Sprouts Farmers Market, Inc.(2)	1,447,581	42,037,752
Sysco Corp.	378,674	17,695,436
Wal-Mart Stores, Inc.	1,203,850	82,451,686
Walgreens Boots Alliance, Inc.	299,569	25,235,693

		$432,085,010

Food Products — 1.7%
Archer-Daniels-Midland Co.	173,018	$6,282,284
Campbell Soup Co.	18,260	1,164,805
ConAgra Foods, Inc.	219,407	9,789,940
Flowers Foods, Inc.	147,169	2,716,740
General Mills, Inc.	15,587	987,436
Hain Celestial Group, Inc. (The)(2)	3,608	147,603
Hershey Co. (The)	544,352	50,129,376
JM Smucker Co. (The)	12,283	1,594,825
Kellogg Co.	58,497	4,477,945
Kraft Heinz Co. (The)	7,111	558,640

Security	Shares	Value
McCormick & Co., Inc.	48,129	$4,787,873
Mondelez International, Inc., Class A	263,944	10,589,433
Nestle SA	1,191,874	88,938,511

		$182,165,411

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,561,443	$65,315,161
Bard (C.R.), Inc.	25,000	5,066,750
Baxter International, Inc.	230,275	9,459,697
Becton, Dickinson and Co.	73,732	11,193,992
Boston Scientific Corp.(2)	27,329	514,059
DexCom, Inc.(1)(2)	25,000	1,697,580
DexCom, Inc.(2)	27,289	1,853,196
Halyard Health, Inc.(2)	2,456	70,561
Intuitive Surgical, Inc.(2)	22,100	13,283,205
Medtronic PLC	525,473	39,410,475
St. Jude Medical, Inc.	152,388	8,381,340
Stryker Corp.	242,583	26,026,730
Zimmer Biomet Holdings, Inc.	133,186	14,201,623

		$196,474,369

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	124,953	$10,814,682
Anthem, Inc.	54,347	7,553,690
Cardinal Health, Inc.	251,636	20,621,570
Cigna Corp.	1,464	200,919
DaVita HealthCare Partners, Inc.(2)	136,458	10,013,288
Express Scripts Holding Co.(2)	367,509	25,244,193
HCA Holdings, Inc.(2)	145,114	11,326,148
Henry Schein, Inc.(2)	11,249	1,941,915
Humana, Inc.	482	88,182
McKesson Corp.	2,384	374,884
PharMerica Corp.(2)	1,805	39,909
UnitedHealth Group, Inc.	61,085	7,873,856

		$96,093,236

Health Care Technology — 0.0%(3)
Cerner Corp.(2)	1,200	$63,552

		$63,552

Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc.(2)	659	$310,369
Marriott International, Inc., Class A	905,040	64,420,747
McDonald’s Corp.	476,968	59,945,339
Starbucks Corp.	3,535,937	211,095,439
Yum! Brands, Inc.	290,179	23,751,151

		$359,523,045

Household Durables — 0.0%(3)
D.R. Horton, Inc.	1,455	$43,985
Harman International Industries, Inc.	26,105	2,324,389

		$2,368,374

Household Products — 1.8%
Colgate-Palmolive Co.	1,205,559	$85,172,743
Kimberly-Clark Corp.	22,323	3,002,667
Procter & Gamble Co. (The)	1,322,985	108,894,895

		$197,070,305

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,730	$20,414

		$20,414

Industrial Conglomerates — 2.3%
3M Co.	806,829	$134,441,916
Danaher Corp.	51,993	4,932,056
General Electric Co.	3,661,142	116,387,704

		$255,761,676

Insurance — 1.0%
Aegon NV ADR	1,397,058	$7,683,819
Aflac, Inc.	218,366	13,787,629
Alleghany Corp.(2)	3,985	1,977,357
Allstate Corp. (The)	583	39,277
Aon PLC	71,029	7,418,979
Arthur J. Gallagher & Co.	47,054	2,092,962
Chubb, Ltd.	2,922	348,156
Cincinnati Financial Corp.	141,081	9,221,054
Hartford Financial Services Group, Inc.	5,762	265,513
Markel Corp.(2)	6,362	5,672,168
Marsh & McLennan Cos., Inc.	79,454	4,830,009
Progressive Corp.	1,230,644	43,244,830
Prudential Financial, Inc.	18,767	1,355,353
Torchmark Corp.	78,790	4,267,267
Travelers Companies, Inc. (The)	88,806	10,364,548
Willis Towers Watson PLC	104	12,341

		$112,581,262

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(2)	330,638	$196,279,942
Expedia, Inc.	2,575	277,637
Priceline Group, Inc. (The)(2)	38,308	49,377,480

		$245,935,059

Internet Software & Services — 7.5%
Akamai Technologies, Inc.(2)	200,000	$11,114,000
Alibaba Group Holding, Ltd. ADR(2)	113,189	8,945,327
Alphabet, Inc., Class A(2)	279,768	213,435,007
Alphabet, Inc., Class C(2)	307,667	229,196,532
eBay, Inc.(2)	1,280,740	30,558,456
Facebook, Inc., Class A(2)	2,451,691	279,737,943
IAC/InterActiveCorp	17,583	827,808
LinkedIn Corp., Class A(1)(2)	190,000	21,726,500
LinkedIn Corp., Class A(2)	12,245	1,400,216
Pandora Media, Inc.(2)	37,000	331,150
Twitter, Inc.(2)	771,532	12,768,854
VeriSign, Inc.(2)	17,631	1,561,049
Yahoo! Inc.(2)	138,604	5,102,013

		$816,704,855

IT Services — 2.8%
Accenture PLC, Class A	836,815	$96,568,451
Automatic Data Processing, Inc.	103,070	9,246,410
Broadridge Financial Solutions, Inc.	1,652	97,980
Cognizant Technology Solutions Corp., Class A(2)	3,510	220,077
Fidelity National Information Services, Inc.	63,791	4,038,608
Fiserv, Inc.(2)	47,012	4,822,491
International Business Machines Corp.	473,506	71,712,484
MasterCard, Inc., Class A	20,912	1,976,184

Security	Shares	Value
Paychex, Inc.	695,192	$37,547,320
PayPal Holdings, Inc.(2)	940,052	36,286,007
Total System Services, Inc.	32,405	1,541,830
Visa, Inc., Class A	497,568	38,054,000
Western Union Co.	60,362	1,164,383

		$303,276,225

Leisure Products — 0.0%(3)
Mattel, Inc.	26,506	$891,132
Polaris Industries, Inc.	4,104	404,162

		$1,295,294

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(1)	172,823	$6,886,997
Agilent Technologies, Inc.	471,456	18,787,521
Illumina, Inc.(2)	10,000	1,621,100
Thermo Fisher Scientific, Inc.	19,676	2,785,925

		$30,081,543

Machinery — 1.8%
Caterpillar, Inc.	138,411	$10,593,978
Deere & Co.	548,369	42,218,929
Donaldson Co., Inc.	89,373	2,851,892
Dover Corp.	332,307	21,377,309
Illinois Tool Works, Inc.	1,034,623	105,986,780
Ingersoll-Rand PLC	2,232	138,406
Manitowoc Co., Inc. (The)	45,741	198,059
Manitowoc Foodservice, Inc.(2)	45,741	674,222
PACCAR, Inc.	171,748	9,392,898
Parker-Hannifin Corp.	16,957	1,883,584
Pentair PLC	1,448	78,569
Snap-On, Inc.	14,911	2,340,878
WABCO Holdings, Inc.(2)	1,156	123,600
Wabtec Corp.	12,082	957,982

		$198,817,086

Media — 3.3%
CBS Corp., Class B	129,378	$7,127,434
Comcast Corp., Class A	1,448,018	88,444,939
Discovery Communications, Inc., Class A(2)	6,930	198,406
Discovery Communications, Inc., Class C(2)	20,394	550,638
Liberty Broadband Corp., Series A(2)	3,091	179,773
Liberty Broadband Corp., Series C(2)	6,183	358,305
Liberty Global PLC, Class A(2)	8,854	340,879
Liberty Global PLC, Class C(2)	27,614	1,037,182
Liberty Global PLC LiLAC, Class A(2)	442	15,497
Liberty Global PLC LiLAC, Class C(2)	1,380	52,274
Liberty Media Corp., Series A(2)	12,367	477,737
Liberty Media Corp., Series C(2)	24,734	942,118
News Corp., Class A	24	306
Omnicom Group, Inc.	148,152	12,330,691
TEGNA, Inc.	3,563	83,588
Time Warner, Inc.	350,629	25,438,134
Time, Inc.	109	1,683
Twenty-First Century Fox, Inc., Class A	5,783	161,230
Viacom, Inc., Class B	133,554	5,513,109
Walt Disney Co. (The)	2,148,322	213,349,858

		$356,603,781

Security	Shares	Value
Metals & Mining — 0.1%
Alcoa, Inc.	52,760	$505,441
Cliffs Natural Resources, Inc.(2)	278,122	834,366
Freeport-McMoRan, Inc.	498	5,149
Glencore PLC	598,405	1,345,489
Lonmin PLC(2)	64	121
Nucor Corp.	231,500	10,949,950

		$13,640,516

Multi-Utilities — 0.0%(3)
Consolidated Edison, Inc.	782	$59,917
Dominion Resources, Inc.	1,700	127,704
Sempra Energy	1,443	150,144

		$337,765

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	26,085	$2,150,969
Dollar Tree, Inc.(1)(2)	105,998	8,739,721
Target Corp.	140,332	11,546,517

		$22,437,207

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	797,255	$37,128,165
Antero Resources Corp.(2)	633,484	15,754,747
Antero Resources Corp.(1)(2)	535,000	13,075,931
Apache Corp.	234,425	11,442,284
California Resources Corp.	2,755	2,838
Cheniere Energy, Inc.(2)	316,849	10,719,002
Cheniere Energy, Inc.(1)(2)	14,169	479,337
Chesapeake Energy Corp.	288	1,187
Chevron Corp.	645,134	61,545,784
Concho Resources, Inc.(2)	40,000	4,041,600
ConocoPhillips	257,332	10,362,760
Devon Energy Corp.	1,380,333	37,876,337
EOG Resources, Inc.	437,793	31,775,016
Exxon Mobil Corp.	3,089,479	258,249,550
Hess Corp.	39,579	2,083,834
Kinder Morgan, Inc.	5,815	103,856
Marathon Oil Corp.	170,827	1,903,013
Marathon Petroleum Corp.	160,826	5,979,511
Murphy Oil Corp.	145,312	3,660,409
Occidental Petroleum Corp.	8,074	552,504
Phillips 66	158,460	13,721,051
Range Resources Corp.	4,900	158,662
Royal Dutch Shell PLC, Class A ADR	70,142	3,398,380
Southwestern Energy Co.(2)	730	5,891
Spectra Energy Corp.	8,040	246,024
Williams Cos., Inc.	4,625	74,324
WPX Energy, Inc.(2)	666	4,655

		$524,346,652

Personal Products — 0.0%(3)
Estee Lauder Cos., Inc. (The), Class A	41,763	$3,938,669

		$3,938,669

Pharmaceuticals — 7.0%
Allergan PLC(2)	115,855	$31,052,616
Bristol-Myers Squibb Co.	2,176,423	139,029,901
Catalent, Inc.(2)	45,943	1,225,300
Eli Lilly & Co.	1,192,320	85,858,963
GlaxoSmithKline PLC ADR	1,468	59,527

Security	Shares	Value
Johnson & Johnson	1,916,689	$207,385,750
Mallinckrodt PLC(2)	17,707	1,085,085
Merck & Co., Inc.	1,287,918	68,143,741
Novartis AG ADR	111,303	8,062,789
Novo Nordisk A/S ADR	1,249,240	67,696,316
Pfizer, Inc.	1,571,062	46,566,278
Roche Holding AG ADR	35,808	1,096,620
Sanofi ADR	5,100	204,816
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	89,462,620
Zoetis, Inc.	361,174	16,010,843

		$762,941,165

Professional Services — 0.1%
Equifax, Inc.	8,854	$1,011,924
Nielsen Holdings PLC	72,356	3,810,267
On Assignment, Inc.(1)	105,500	3,894,670
Verisk Analytics, Inc.(2)	46,792	3,739,617

		$12,456,478

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	10,718	$1,097,202
Communications Sales & Leasing, Inc.	14,173	315,349
Host Hotels & Resorts, Inc.	3,140	52,438
Simon Property Group, Inc.	18,096	3,758,358
Weyerhaeuser Co.	1,200	37,176

		$5,260,523

Real Estate Management & Development — 0.0%(3)
Brookfield Asset Management, Inc., Class A	8,547	$297,350

		$297,350

Road & Rail — 0.3%
CSX Corp.	17,590	$452,942
Kansas City Southern	1,000	85,450
Norfolk Southern Corp.	71,844	5,981,013
Union Pacific Corp.	299,149	23,797,303

		$30,316,708

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	599,209	$35,467,181
Applied Materials, Inc.	100,000	2,118,000
Broadcom, Ltd.	23,066	3,563,697
Cypress Semiconductor Corp.	108,454	939,212
Intel Corp.	6,753,571	218,478,022
Linear Technology Corp.	68,494	3,052,093
Marvell Technology Group, Ltd.	95,391	983,481
Microchip Technology, Inc.	23,733	1,143,930
NVIDIA Corp.	360,148	12,832,073
QUALCOMM, Inc.	1,441,630	73,724,958
Texas Instruments, Inc.	1,012,454	58,135,109
Xilinx, Inc.	90,186	4,277,522

		$414,715,278

Software — 4.0%
Activision Blizzard, Inc.	218,092	$7,380,233
Adobe Systems, Inc.(2)	475,452	44,597,397
CA, Inc.	7,339	225,968
Cadence Design Systems, Inc.(2)	214,974	5,069,087
CDK Global, Inc.	34,056	1,585,307

Security	Shares	Value
Check Point Software Technologies, Ltd.(2)	150,000	$13,120,500
FireEye, Inc.(2)	82,732	1,488,349
Fortinet, Inc.(2)	20,000	612,600
Infoblox, Inc.(2)	41,046	701,887
Manhattan Associates, Inc.(2)	7,486	425,729
Microsoft Corp.	3,212,061	177,402,129
Oracle Corp.	3,892,530	159,243,402
salesforce.com, inc.(2)	1,745	128,833
ServiceNow, Inc.(2)	182,216	11,147,975
Splunk, Inc.(2)	100,000	4,893,000
Symantec Corp.	72,900	1,339,902
Tableau Software, Inc., Class A(2)	13,699	628,373
Workday, Inc., Class A(2)	54,405	4,180,480

		$434,171,151

Specialty Retail — 3.5%
AutoNation, Inc.(2)	2,317	$108,158
Bed Bath & Beyond, Inc.(2)	7,000	347,480
Best Buy Co., Inc.	133,011	4,314,877
Dick’s Sporting Goods, Inc.	35,000	1,636,250
Gap, Inc. (The)	89,138	2,620,657
GNC Holdings, Inc., Class A	900	28,575
Home Depot, Inc. (The)	932,142	124,375,707
L Brands, Inc.	41,877	3,677,219
Lowe’s Companies, Inc.	400,443	30,333,557
Ross Stores, Inc.(1)	60,327	3,492,933
Ross Stores, Inc.	80,766	4,676,352
Signet Jewelers, Ltd.	65,332	8,103,128
Staples, Inc.	144,626	1,595,225
Tiffany & Co.	600	44,028
TJX Cos., Inc. (The)	2,239,573	175,470,545
Tractor Supply Co.	93,481	8,456,291
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	12,320,895

		$381,601,877

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	3,329,939	$362,930,052
EMC Corp.	1,045,240	27,855,646
Hewlett Packard Enterprise Co.	31,477	558,087
HP, Inc.	31,477	387,797
NetApp, Inc.	414,967	11,324,449

		$403,056,031

Textiles, Apparel & Luxury Goods — 2.9%
Coach, Inc.	10,800	$432,972
Hanesbrands, Inc.	997,238	28,261,725
NIKE, Inc., Class B	4,632,151	284,738,322
VF Corp.	36,058	2,335,116

		$315,768,135

Tobacco — 0.5%
Altria Group, Inc.	157,274	$9,854,789
Philip Morris International, Inc.	460,941	45,222,921

		$55,077,710

Trading Companies & Distributors — 0.0%(3)
Fastenal Co.	661	$32,389
United Rentals, Inc.(2)	2,000	124,380

		$156,769

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	345,447	$5,364,792
Sprint Corp.(2)	135,160	470,357
Vodafone Group PLC ADR	97,896	3,137,567

		$8,972,716

Total Common Stocks (identified cost $5,979,941,508)		$10,724,294,036

Rights — 0.0%(3)

Security	Shares	Value
Pharmaceuticals — 0.0%(3)
Sanofi, Exp. 12/31/20(2)	6,984	$796

Total Rights (identified cost $16,440)		$796

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(4)	$142,477	$142,477,081

Total Short-Term Investments (identified cost $142,477,081)		$142,477,081

Total Investments — 99.8% (identified cost $6,122,435,029)		$10,866,771,913

Other Assets, Less Liabilities — 0.2%		$27,132,049

Net Assets — 100.0%		$10,893,903,962

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Restricted security.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $165,887.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,073,927,908

Gross unrealized appreciation	$8,795,340,754
Gross unrealized depreciation	(2,496,749)

Net unrealized appreciation	$8,792,844,005

At March 31, 2016, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Agilent Technologies, Inc.	6/18/15	6/18/16	172,823	$6,836,947	$6,886,997
Alexion Pharmaceuticals, Inc.	6/18/15	6/18/16	27,835	5,000,006	3,875,189
Antero Resources Corp	12/17/15	12/17/16	535,000	10,439,324	13,075,931
Arista Networks, Inc.	9/17/15	9/17/16	327,000	20,705,467	20,633,700
Cheniere Energy, Inc.	6/18/15	6/18/16	14,169	1,000,040	479,337
DexCom, Inc.	12/17/15	12/17/16	25,000	2,050,090	1,697,580
Discover Financial Services	6/18/15	6/18/16	84,984	4,936,029	4,327,385
Dollar Tree, Inc.	12/17/15	12/17/16	105,998	8,357,860	8,739,721
Ford Motor Co.	6/18/15	6/18/16	140,000	2,100,697	1,890,000
LinkedIn Corp., Class A.	9/17/15	9/17/16	190,000	37,538,479	21,726,500
On Assignment, Inc.	12/17/15	12/17/16	105,500	4,717,016	3,894,670
Ross Stores, Inc.	9/17/15	9/17/16	60,327	3,000,068	3,492,933

Total Restricted Securities				$106,682,023	$90,719,943

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,730,085,868	$12,232,654		$—	$1,742,318,522
Consumer Staples	1,114,342,676	88,938,511		—	1,203,281,187
Energy	632,737,342	13,075,931		—	645,813,273
Financials	1,661,490,981	18,399,256		—	1,679,890,237
Health Care	1,540,537,990	1,697,580		—	1,542,235,570
Industrials	1,137,637,778	3,894,670		—	1,141,532,448
Information Technology	2,446,130,660	42,360,200		—	2,488,490,860
Materials	206,877,726	1,345,610		—	208,223,336
Telecommunication Services	55,388,344	—		—	55,388,344
Utilities	17,120,259	—		—	17,120,259
Total Common Stocks	$10,542,349,624	$181,944,412	*	$—	$10,724,294,036
Rights	$796	$—		$—	$796
Short-Term Investments	—	142,477,081		—	142,477,081
Total Investments	$10,542,350,420	$324,421,493		$—	$10,866,771,913

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016